Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Foreign Currency

The Company’s functional currency is the US$. The Company’s subsidiaries, VIEs and subsidiaries of the VIEs determine their functional currencies based on the criteria of ASC topic 830, Foreign Currency Matters. The Company uses the RMB as its reporting currency. The Company uses the exchange rate as of the balance sheet date to translate its assets and liabilities and the average daily exchange rate to translate its each month for income and expense items. Any translation gains (losses) are recorded in other comprehensive income (loss). Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in earnings as a component of “Other income, net”.

Segment Reporting

The Company historically had only one single reportable segment because the Company’s chief operating decision maker (“CODM”) formerly relied on the consolidated results of operations when making decisions on allocating resources and assessing performance of the Company. Starting from the quarter ended June 30, 2015, the Company reorganized its operation into three segments, consisting of the Search Services, Transaction Services and iQIYI as a result of its expansion of offerings into multiple services.

Starting from April 2017, Search Services and Transaction Services were combined into one segment, namely, Baidu Core. The change in reportable segments reflects the Company’s strategic shift and the operational change to de-emphasized its transaction services business and shifted such resources to support its online marketing services. As of December 31, 2017, the Company had two reportable segments, Baidu Core and iQIYI. Baidu Core mainly provides keyword-based marketing services targeted at and triggered by internet users’ search queries, which mainly include pay-for-performance (“P4P”) services and other online marketing services, artificial intelligence-enabled new business initiatives and internet financial services. iQIYI is an online entertainment service provider that, offers original, professionally produced and partner-generated content on its platform.

The Company’s chief executive officer, who has been identified as the CODM, now reviews the operating results of Baidu Core and iQIYI in order to allocate resources and assess the Company’s performance. Accordingly, the financial statements include segment information which reflects the current composition of the reportable segments in accordance with ASC topic 280, Segment Reporting.

Business Combinations

The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC topic 805, Business Combinations. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

In a business combination achieved in stages, the Company remeasures its previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in earnings.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Cash and Cash Equivalents

Cash and cash equivalents

Cash and cash equivalents primarily consist of cash, money market funds, investments in interest bearing demand deposit accounts, time deposits and highly liquid investments with original maturities of three months or less from the date of purchase and are stated at cost which approximates their fair value.

Restricted cash

Restricted cash mainly consists of the cash reserved in escrow accounts for the remaining payments in relation to compensation for post-combination services, and the cash balances deposited at certain banks as online payment service deposits.

Accounts Receivable, net of allowance

Accounts receivable are recognized and carried at the original invoiced amount less an allowance for any potential uncollectible amounts. An estimate for doubtful debts is made when collection of the full amount is no longer probable. Bad debts are written off as incurred. The Company generally does not require collateral from its customers.

The Company maintains allowances for doubtful accounts for estimated losses resulting from the failure of customers to make payments on time. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, the customer’s payment history, its current credit-worthiness and current economic trends.

Receivables from Online Payment Agencies, net of allowance

Receivables from online payment agencies are cash due from the third-party online payment service providers for clearing transactions. The cash was paid or deposited by customers or users through these online payment agencies for services provided by the Company. The Company carefully considers and monitors the credit worthiness of the third-party payment service providers used. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Receivable balances are written off after all collection efforts have been exhausted. The balances are included in “Other current assets, net” on the consolidated balance sheets. As of December 31, 2016 and 2017, no allowance for doubtful accounts was provided for the receivables from online payment agencies.

Loan and Interest Receivables, net of allowance

Loan and interest receivables consist primarily of micro loans to individual borrowers. Such amounts are recorded at the principal net of allowance for credit losses relating to micro loans, and include accrued interest receivable as of the balance sheet date. The loan periods granted by the Company to the borrowers related to the micro loans generally range from one month to thirty-six months. The cash flows related to micro loans are included within the cash flows from investing activities category in the consolidated statement of cash flows.

Allowance for credit losses relating to micro loans represent the Company’s best estimate of the losses inherent in the outstanding portfolio of loans. Judgment is required to determine the allowance amounts and whether such amounts are adequate to cover potential credit losses, and periodic reviews are performed to ensure such amounts continue to reflect the best estimate of the losses inherent in the outstanding portfolio of debts. The Company bases the allowance for loan and interest receivables credit losses primarily on historical loss experience using a roll rate-based model applied to the loan and interest receivables portfolios. The Company considers many factors, including but not limited to, the age of the amounts due, the payment history, the month of origination, the purpose of the loans, creditworthiness, financial conditions of the borrower, terms of the loans, regulatory environment, and the general economic conditions.

Investments

Short-term investments

All highly liquid investments with original maturities of greater than three months, but less than twelve months, are classified as short-term investments. Investments that are expected to be realized in cash during the next twelve months are also included in short-term investments. The Company accounts for short-term investments in accordance with ASC topic 320 (“ASC 320”), Investments – Debt and Equity Securities. The Company classifies the short-term investments in debt and equity securities as “held-to-maturity” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

The securities that the Company has the positive intent and the ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Company’s policy and ASC 320. The other-than-temporary impairment loss is recognized in earnings equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made.

In accordance with ASC 320, the securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in “Accumulated other comprehensive income (loss)”. Realized gains or losses are included in earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale securities is recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary.

Other invested securities

Other invested securities represents the investments purchased by Baidu for its financial services and resold to third-party investors. These transactions do not meet the requirement of asset derecognition in accordance with ASC topic 860 (“ASC 860”), Transfers and Servicing. The Company recorded the proceeds related to the transactions as secured borrowings included in “Amounts due to the third-party investors” on the consolidated balance sheets, and assets pledged are included in “Other invested securities”, on the consolidated balance sheets. Other invested securities were issued by financial institutions and have a variable rate of return that is indexed to the performance of underlying assets. The Company initially records these investments at cost, which approximates its fair value at inception and subsequently records these investments at fair value. Changes in the fair value are reflected in earnings. The cash flows related to purchases and maturities of other invested securities are classified as cash flows from investing activities while the proceeds and payments related to the sale of financial products are classified as cash flows from financing activities in the consolidated statement of cash flows.

Long-term investments

The Company’s long-term investments consist of cost method investments, equity method investments, available-for-sale investments and investments accounted for at fair value.

In accordance with ASC subtopic 325-20, Investments-Other: Cost Method Investments, the Company carries at cost its investments in investees which do not have readily determinable fair value and the Company does not have significant influence. The Company only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Company’s share of earnings since its investment. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323 (“ASC 323”), Investments-Equity Method and Joint Ventures. Under the equity method, the Company initially records its investment at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Company subsequently adjusts the carrying amount of its investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Company will discontinue applying the equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero. If the Company is not required to advance additional funds to an investee and the equity-method investment in ordinary shares is reduced to zero, the Company would recognize losses based on its percentage of the investment with the same liquidation preference for further investments made with a higher liquidation preference than ordinary shares. Such losses are first applied to those investments of a lower liquidation preference before being further applied to the investments of a higher liquidation preference. The Company evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

As available-for-sale investments are reported at fair value, when the decline in value is determined to be other-than-temporary, the impairment loss on the long-term available-for-sale investments would be recognized in the consolidated statements of comprehensive income.

In accordance with ASC topic 946-320, Financial Services—Investment Companies, Investments—Debt and Equity Securities, the Company accounts for long-term equity investments in unlisted companies held by consolidated investment companies at fair value. These investments were initially recorded at their transaction price net of transaction costs, if any. Fair value of these investments are re-measured periodically in accordance with ASC topic 820 (“ASC 820”), Fair Value Measurements and Disclosures. These equity investments are classified within Level 3 in the fair value hierarchy, and changes in fair value are recorded in the consolidated income statements in the period the change occurs.

Transfers of Financial Assets

The Company accounts for the transfers of financial assets in accordance with ASC 860. Financial assets are derecognized from the Company’s consolidated balance sheets if the transfer qualifies as sales. If the conditions for sale required by ASC 860 are not met, the transfer is considered to be a secured borrowing included in “Amounts due to the third-party investors” on the consolidated balance sheets. The assets remain on the consolidated balance sheets as “Other invested securities” and the sale proceeds are recognized as the Company’s liability.

Certain financial assets that the Company bought as an agent on behalf of third-party investors have been isolated from the Company, even in bankruptcy or other receivership. These financial assets and associated liabilities are not recorded on the Company’s consolidated balance sheets.

Fair Value Measurements of Financial Instruments

Financial instruments are in the form of cash and cash equivalents, restricted cash, short-term investments, other invested securities, accounts receivable, loan and interest receivables, amounts due from and due to related parties, other receivables, long-term investments, short-term loans, accounts payable and accrued liabilities, customer advances and deposits, derivative instruments, capital lease obligation, notes payable and long-term loans. The carrying amounts of these financial instruments, except for long-term cost method investments, long-term equity method investments, long-term available-for-sale investments, derivative instruments, notes payable and long-term loans, approximate their fair values because of their generally short maturities. Available-for-sale equity investments, other invested securities, investments accounted for at fair value, and derivative instruments were adjusted to fair value at each reporting date. The carrying amounts of long-term held-to-maturity investments and long-term loans approximate their fair values due to the fact that the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities. The fair value of notes payable is based on quoted price.

Research, Development and Computer Software

Capitalization of software developed for internal use

The Company capitalized certain internal use software development costs in accordance with ASC subtopic 350-40, Intangibles-Goodwill and Other: Internal-Use Software, amounting to RMB33 million, RMB4 million and nil (US$ nil) for the years ended December 31, 2015, 2016 and 2017, respectively. The Company capitalizes certain costs relating to software acquired, developed, or modified solely to meet the Company’s internal requirements and for which there are no substantive plans to market the software. These costs mainly include payroll and payroll-related costs for employees who are directly associated with and who devote time to the internal-use software projects during the application development stage. Capitalized internal-use software costs are included in “Intangible assets, net”. The amortization expense for capitalized software costs amounted to RMB13 million, RMB7 million and RMB8 million (US$1 million) for the years ended December 31, 2015, 2016 and 2017, respectively. The unamortized amount of capitalized internal use software development costs was RMB30 million and RMB22 million (US$3 million) as of December 31, 2016 and 2017, respectively.

Research and development expenses

Research and development expenses consist primarily of personnel-related costs. The Company expensed substantially all development costs incurred in the research and development of new products and new functionality added to the existing products except for certain internal use software development costs.

Fixed Assets

Fixed assets are stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the shorter of the estimated useful lives of the assets or the term of the related lease, as follows:

Office building	– 45 years
Office building related facility, machinery and equipment	– 15 years
Computer equipment	– 3 to 5 years
Office equipment	– 3 to 5 years
Vehicles	– 5 years
Leasehold improvements	– over the shorter of lease terms or estimated useful lives of the assets

Fixed assets have no estimated residual value except for the office building and its related facility, machinery and equipment, which have an estimated residual value of 4% of the cost.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful life of fixed assets are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in earnings. All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed assets items and depreciation of these assets commences when they are ready for their intended use.

Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for the assets have not been made. Capitalization of interest costs commences when the activities to prepare the asset are in progress and expenditures and borrowing costs are being incurred. Interest costs are capitalized until the assets are ready for their intended use. Interest costs capitalized for the years ended December 31, 2015, 2016 and 2017 were insignificant.

Licensed Copyrights

Licensed copyrights consist of professionally-produced content such as movies, television series, variety shows, sports and other video content acquired from external parties. The license fees are capitalized and, unless prepaid, a corresponding liability recorded when cost of the content is known, the content has been accepted by us in accordance with the conditions of the license agreement and the content is available for its first showing on our internet platform. Licensed copyrights are carried at the lower of unamortized cost or net realizable value. The current and non-current portions of licensed copyrights of video content are recorded in “Other current assets, net” or “Intangible assets, net”, respectively.

The Company has two types of licensed copyrights, (i) non-exclusive licensed copyrights and (ii) exclusive licensed copyrights. With non-exclusive licensed copyrights, the Company has the right to broadcast the contents on its own internet platform. While, with exclusive licensed copyrights, in addition to the broadcasting right, the Company also has the right to sublicense the underlying contents to third parties.

Non-exclusive licensed copyrights, mainly comprising of newly released movies, television series and seasonal variety shows, are generally amortized using an accelerated method based on historical viewership consumption patterns. Other non-exclusive licensed copyrights, mainly comprising of library movies, television series and variety shows and certain non-episodic features, are amortized on a straight-line basis, as the consumption pattern based on historical viewing data supports this amortization method. Estimates of the consumption patterns for licensed copyrights are reviewed periodically and revised, if necessary. The major factors that impact the viewership consumption patterns include film box office, ratings for television series and variety shows, user traffic on our platforms, placement schedule, user tastes and preferences, emerging cultural trends, merchandising and marketing efforts. When the amortization pattern is revised, it is accounted for as a change in accounting estimate prospectively in accordance with ASC 250 (“ASC 250”), Accounting Changes and Error Corrections.

The purchase cost of exclusive licensed copyrights includes a broadcasting right and a right to sublicense to third parties, and the Company allocates the content cost to these two rights when the exclusive licensed copyrights are initially recognized based on the relative proportion of our estimate of the total revenues that will be generated by each right. For the broadcasting right, which is the portion of an exclusive licensed copyright that generates direct and indirect advertising and membership revenues, the content costs are amortized in accordance with ASC 920-350 (“ASC 920-350”), Entertainment-Broadcasters: Intangibles—Goodwill and Other, using the same method as non-exclusive licensed copyrights as described above. For the right to sublicense to third parties, which is the portion of an exclusive licensed copyright that generates direct revenues, the content costs are amortized in accordance with ASC topic 926 (“ASC 926”), Entertainment—Films using an individual-film-forecast-computation method, which amortizes such costs based on the ratio of the actual sublicensing revenues generated for the current period to the total sublicensing revenues estimated to be generated by the sublicensing right. The Company revisits the forecasted total direct revenues on a periodic basis and any resulting changes to such estimates and the resulting amortization expense are accounted for prospectively as a change in accounting estimate in accordance with ASC 250.

On a periodic basis, the Company evaluates the program usefulness of the broadcasting rights of its licensed copyrights and record such rights at the lower of unamortized cost or estimated net realizable value pursuant to the guidance in ASC 920-350. When there is a change in the expected usage of licensed copyrights, the Company estimates net realizable value of licensed copyrights to determine if any impairment exists.

Net realizable value is determined by estimating the expected cash flows generated from the provision of online advertising and membership services, less any direct costs, over the remaining useful lives of non-exclusive licensed copyrights. The Company estimates advertising and membership cash flows for each category of the content. Estimates that impact advertising and membership cash flows include anticipated levels of demand for our online advertising and membership services and the expected selling prices of our advertisements and membership. For the right to sublicense to third parties, the Company assesses recoverability in accordance with ASC 926-20, Entertainment—Films: Other Assets—Film Costs.

Goodwill and Intangible Assets

Goodwill

The Company assesses goodwill for impairment in accordance with ASC subtopic 350-20 (“ASC 350-20”), Intangibles—Goodwill and Other: Goodwill, which requires that goodwill to be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

As of December 31, 2016, the Company had three reporting units, consisting of Search Services, Transaction Services, and iQIYI. As part of the combination of Search Services and Transaction Services segments into Baidu Core segment, the Company determined that there were only two reporting units, Baidu Core and iQIYI starting from April 2017. The goodwill previously allocated to Search Services and Transaction Services was reassigned to Baidu Core.

The Company has the option to assess qualitative factors first to determine whether it is necessary to perform the two-step test in accordance with ASC 350-20. If the Company believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Company is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Company must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss.

The Company performed a qualitative assessment for the Baidu Core reporting unit. Based on the requirements of ASC 350-20, the Company evaluated all relevant factors including, but not limited to, macroeconomic conditions, industry and market conditions, financial performance, and the share price of the Company. The Company weighed all factors in their entirety and concluded that it was not more-likely-than-not the fair value was less than the carrying amount of each of the reporting units, and further impairment testing on goodwill was unnecessary as of December 31, 2017.

The Company elected to assess goodwill for impairment using the two-step process for the iQIYI reporting unit. Significant management judgment is involved in determining these estimates and assumptions, and actual results may differ from those used in valuations. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit which could trigger future impairment. The judgment in estimating the fair value of a reporting unit includes forecasts of future cash flows, which are based on our best estimate of future revenue and operating expenses growth rates, future capital expenditures and working capital levels, as well as an appropriate discount rate determined by a weighted average cost of capital approach and the selection of comparable companies operating in similar businesses. The Company also reviewed marketplace data to assess the reasonableness of assumptions such as discount rate, operating margins, and working capital levels. The fair value of iQIYI exceeded its carrying amount, and therefore goodwill related to the iQIYI reporting unit was not impaired and the Company was not required to perform further testing.

Intangible assets

Intangible assets with finite lives are carried at cost less accumulated amortization. Land use rights are amortized using a straight-line method over the shorter of their estimated economic lives or the terms of the related land use right contracts. All other intangible assets with finite lives except for the sublicensing rights obtained from barter transactions and certain licensed copyrights are amortized using the straight-line method over the estimated economic lives.

Intangible assets have weighted average economic lives from the date of purchase as follows:

Land use rights	– 50 years
Customer relationships	– 3 years
Software	– 4 years
Trademarks	– 10 years
User list	– 3 years
Licensed copyrights of video contents	– 3 years
Others	– 6 years

Intangible assets with an indefinite useful life are not amortized and are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired in accordance with ASC subtopic 350-30 (“ASC 350-30”), Intangibles-Goodwill and Other: General Intangibles Other than Goodwill.

Impairment of Long-Lived Assets Other Than Goodwill

The Company evaluates long-lived assets, such as fixed assets and purchased or internally developed intangible assets with finite lives, for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC topic 360, Property, Plant and Equipment. When such events occur, the Company assesses the recoverability of the asset group based on the undiscounted future cash flow the asset group is expected to generate and recognizes an impairment loss when estimated undiscounted future cash flow expected to result from the use of the asset group plus net proceeds expected from disposition of the asset group, if any, is less than the carrying value of the asset group. If the Company identifies an impairment, the Company reduces the carrying amount of the asset group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. The Company uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different. Asset groups to be disposed of would be reported at the lower of the carrying amount or fair value less costs to sell, and no longer depreciated. The assets and liabilities of a disposal group classified as held for sale would be presented separately in the appropriate asset and liability sections of the consolidated balance sheets.

Revenue Recognition

The Company recognizes revenue in accordance with ASC topic 605 (“ASC 605”), Revenue Recognition. Revenue is recognized when the following four revenue recognition criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been provided, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured.

Performance-based online marketing services

Cost-per-click

The Company’s auction-based P4P platform enables a customer to place its website link and related description on the Company’s search result list on the platform which could be accessed through personal computer or mobile devices. Customers make bids on keywords based on how much they are willing to pay for each click to their listings in the search results listed on the Company’s platform and the relevance between the keywords and the customer’s businesses. Internet users’ search of the keyword will trigger the display of the listings. The ranking of the customer’s listing depends on both the bidding price and the listing’s relevance to the keyword searched. Customers pay the Company only when a user clicks on one of its website links.

Besides the Company’s traditional auction-based P4P services, the Company also displays in-feed marketing to targeted users through Baidu Feed. Customers pay the Company when a targeted user clicks the in-feed marketing and turns to its platforms.

For the type of cost-per-clicks, revenue is recognized when all of the revenue recognition criteria set forth in ASC 605 are met, which is generally when a user clicks on one of the customer-sponsored links or in-feed marketing.

Other performance-based online marketing services

To the extent the Company provides online marketing services based on performance criteria other than cost-per-click, such as the number of downloads (and user registration) of mobile applications and the pre-determined ratios of completed transaction volumes, revenue is recognized when the specified performance criteria are met together with satisfaction of other applicable revenue recognition criteria as prescribed by ASC 605.

Display-based online advertising services

The Company provides display-based online advertising services to customer by integrating text description, image and video, and displaying the advertisements in a prominent position of the search result page, vertical search products or through Baidu Feed. The Company recognizes revenue in accordance with ASC 605, on a pro-rata basis over the contractual term for cost per time advertising arrangements commencing on the date the customer’s advertisement is displayed on the Company’s platform, or on the number of times that the advertisement has been displayed for cost per thousand impressions advertising arrangements.

Online marketing services involving Baidu Union

Baidu Union is the program through which the Company expands distribution of its customers’ sponsored links or advertisements by leveraging traffic of the Baidu Union members’ internet properties. The Company makes payments to Baidu Union members for acquisition of traffic. The Company recognizes gross revenue for the amount of fees it receives from its customers. Payments made to Baidu Union members are included in cost of revenues as traffic acquisition costs.

Membership services

The Company offers membership services which provide subscribing members access to streaming of premium content in exchange for a non-refundable upfront membership fee. Membership periods range from one month to twelve months. The receipt of membership fees is initially recorded as deferred revenue and we recognize revenue ratably over the membership period as services are rendered.

Financial services

The Company offers financial services which include provision of installment payment services to consumers and wealth management services to third-party investors. Interest income earned from provision of financial services is reported as “Other revenues” and reported on a net basis after deduction of related interest costs incurred. Gross interest income and interest costs recognized for the year ended December 31, 2017 were RMB3.5 billion (US$543 million) and RMB1.9 billion (US$288 million), respectively. Gross interest income and interest costs recognized for the years ended December 31, 2016 and 2015 were insignificant.

Barter transactions

Nonmonetary exchanges of licensed copyrights of video contents

The Company enters into nonmonetary transactions to exchange online broadcasting rights of licensed copyrights with other online video broadcasting companies from time to time. The exchanged licensed copyrights provide rights for each party to broadcast the licensed copyrights received on its own website only; each transferring party retains the right to continue broadcasting the exclusive content on its own website and/or sublicense the rights to the content it surrendered in the exchange. The Company accounts for these nonmonetary exchanges in accordance with ASC topic 845 (“ASC 845”), Nonmonetary Transactions, and records the transaction based on the fair value of the asset surrendered. Barter sublicensing revenues are recognized in accordance with ASC subtopic 926-605, Entertainment-Films; Revenue Recognition when all of the following criteria are met: persuasive evidence of a sub-licensing arrangement with a customer exists, the content is delivered or is available for immediate and unconditional delivery, the sub-license period of the arrangement has begun and the customer can begin its exploitation, exhibition, or sale, the arrangement fee is fixed or determinable and collection of the arrangement fee is reasonably assured, and when there are no other future obligations under the agreement. The Company estimates the fair value of the contents surrendered based on various factors, including comparable cash sublicensing transactions and relative size, scale, and market share of counterparties to the exchange.

The attributable cost of the barter transaction is recognized as cost of revenues through the amortization of the sublicensing right component of the exclusive licensed copyright, computed using the individual-film-forecast-computation method in accordance with ASC 926. The Company recognized barter sublicensing revenues of RMB350 million, RMB382 million and RMB763 million (US$117 million) and related costs of RMB265 million, RMB363 million and RMB650 million (US$100 million) for the years ended December 31, 2015, 2016 and 2017, respectively.

Other nonmonetary exchanges

The Company engages in certain barter transactions other than licensed copyrights of video contents from time to time and in such situations follows the guidance set forth in ASC 845. While nonmonetary transactions are recorded at fair value, if such value is not determinable within reasonable limits, or the transaction lacks commercial substance, or the transaction is an exchange of a product or property held for sale in the ordinary course of business for a product or property to be sold in the same line of business to facilitate sales to customers other than the parties to the exchange, the transaction is recognized based on the carrying value of the product or services provided. The Company also engages in certain advertising barter transactions and follows the guidance set forth in ASC subtopic 605-20, Revenue Recognition: Services. The advertising barter transactions are recorded at fair value. If the fair value of the advertising surrendered in the barter transaction is not determinable within required limits, the barter transaction is recorded based on the carrying amount of the advertising surrendered, which is generally nil. The amount of revenues recognized for barter transactions other than licensed copyrights of video contents was insignificant for each of the years presented.

Other revenue recognition related policies

In accordance with ASC subtopic 605-25 (“ASC 605-25”), Revenue Recognition: Multiple-Deliverable Revenue Arrangements, for arrangements that include multiple deliverables, primarily for advertisements to be displayed in different spots, placed under different forms and occurring at different times, the Company would evaluate all the deliverables in the arrangement to determine whether they represent separate units of accounting. For the arrangements with deliverable items to be considered a separate unit of accounting, the Company allocates the total consideration of the arrangements based on their relative selling price, with the selling price of each deliverable determined using vendor-specific objective evidence of selling price, third-party evidence of selling price, or management’s best estimate of the selling price (“BESP”), and recognizes revenue as each service deliverable is provided. The Company considers all reasonably available information in determining the BESP, including both market and entity-specific factors.

The Company delivers some of its online marketing services to end customers through engaging third-party distributors. In this context, the Company may provide cash incentives to distributors. The cash incentives are accounted for as a reduction of revenue in accordance with ASC subtopic 605-50 (“ASC 605-50”), Revenue Recognition: Customer Payments and Incentives.

The Company provides sales incentives to customers which entitle them to receive reductions in the price of the online marketing services by meeting certain cumulative consumption requirements. The Company accounts for these award credits granted to customers in conjunction with a current sale of products or services as a multiple-element arrangement by analogy to ASC 605-25. The consideration allocated to the award credits is recorded as deferred revenue, based on the assumption that the customer will purchase the minimum amount of future service necessary to obtain the maximum award credits available. The deferred revenue is recognized as revenue proportionately as the future services are delivered to the customer or when the award credits expire.

The Company provides coupons and credits to the end users in certain businesses. The coupons and credits can be used to reduce the purchase price or to redeem for gifts. Coupons issued to end users as a result of a concurrent sale are recognized as reductions of the corresponding revenue in accordance with ASC 605-50. Coupons issued to end users for free and without concurrent sales are recognized as advertising and promotional expenses upon the actual usage of the coupons. Credits provided to end users for redeeming gifts in the future are accrued as advertising and promotional expenses upon issuance.

Cost of Revenues

Cost of revenues consists primarily of sales taxes (including business tax and value-added tax) and surcharges, traffic acquisition costs, bandwidth costs, depreciation, content costs, payroll and related costs of operations.

The Company incurs sales taxes and surcharges in connection with the provision of online marketing services, technical and consultative service fees charged by its subsidiaries to VIEs and other taxable services in the PRC. In accordance with ASC subtopic 605-45, Revenue Recognition: Principal Agent Considerations, the Company includes the sales tax and surcharges incurred on its online marketing revenues in cost of revenues. The sales tax and surcharges in cost of revenues for the years ended December 31, 2015, 2016 and 2017 were RMB4.6 billion, RMB4.7 billion and RMB6.2 billion (US$951 million), respectively. Traffic acquisition costs represent the amounts paid or payable to Baidu Union members who direct search queries to the Company’s websites or distribute the Company’s customers’ paid links through their properties. These payments are primarily based on revenue sharing arrangements under which the Company pays its Baidu Union members and other business partners a percentage of the fees it earns from its online marketing customers.

Advertising and Promotional Expenses

Advertising and promotional expenses, including advertisements through various forms of media and kinds of marketing and promotional activities, are included in “Selling, general and administrative expense” in the consolidated statements of comprehensive income (loss) and are expensed when incurred. Advertising and promotional expenses for the years ended December 31, 2015, 2016 and 2017 were RMB9.8 billion, RMB7.7 billion and RMB4.6 billion (US$700 million), respectively.

Government Subsidies

Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. For certain government subsidies, there are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government subsidies of non-operating nature with no further conditions to be met are recorded as non-operating income in “Other income, net” when received. The government subsidies with certain operating conditions are recorded as “deferred income” when received and will be recorded as operating income when the conditions are met.

Leases

Leases are classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as capital leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

Income Taxes

The Company recognizes income taxes under the liability method. Deferred income taxes are recognized for differences between the financial reporting and tax bases of assets and liabilities at enacted tax rates in effect for the years in which the differences are expected to reverse. The Company records a valuation allowance against the amount of deferred tax assets that it determines is not more-likely-than-not to be realized. The effect on deferred taxes of a change in tax rates is recognized in earnings in the period that includes the enactment date.

The Company applies the provisions of ASC topic 740 (“ASC 740”), Income Taxes, in accounting for uncertainty in income taxes. ASC 740 clarified the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company has elected to classify interest and penalties related to an uncertain tax position (if and when required) as part of income tax expense in the consolidated statements of comprehensive income. As of and for the years ended December 31, 2015, 2016 and 2017, the amounts of unrecognized tax benefits as well as interest and penalties associated with uncertainty in income taxes were insignificant.

Share-based Compensation

The Company accounts for share-based compensation in accordance with ASC topic 718 (“ASC 718”), Compensation-Stock Compensation. The Company has elected to recognize share-based compensation using the straight-line method for all share-based awards issued with no performance conditions. For awards with performance conditions, compensation cost is recognized on an accelerated basis if it is probable that the performance condition will be achieved.

Forfeitures are estimated based on historical experience and are periodically reviewed. Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modified awards”). The compensation costs associated with the modified awards are recognized if either the original vesting condition or the new vesting condition is achieved. Total recognized compensation cost for the awards is at least equal to the fair value of the awards at the grant date unless at the date of the modification the performance or service conditions of the original awards are not expected to be satisfied. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modified awards, the Company recognizes share-based compensation over the vesting periods of the replacement award, which comprises, (i) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (ii) any unrecognized compensation cost of the original award, using either the original term or the new term, whichever results in higher expenses for each reporting period.

The Company accounts for share awards issued to non-employees in accordance with the provisions of ASC subtopic 505-50, Equity: Equity-based Payments to Non-Employees. The Company uses the Black-Scholes-Merton option pricing model method to measure the value of options granted to non-employees at each vesting date to determine the appropriate charge to share-based compensation. ASC 718 requires share-based compensation to be presented in the same manner as cash compensation rather than as a separate line item.

Earnings Per Share (“EPS”)

The Company computes earnings per Class A and Class B ordinary shares in accordance with ASC topic 260 (“ASC 260”), Earnings Per Share, using the two-class method. Under the provisions of ASC 260, basic earnings per share is computed using the weighted average number of ordinary shares outstanding during the period except that it does not include unvested ordinary shares subject to repurchase or cancellation. The Company accounts for the accretion of the redeemable noncontrolling interests in the calculation of income available to ordinary shareholders of the Company used in the earnings per share calculation.

Diluted earnings per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options, restricted shares subject to forfeiture, and contracts that may be settled in the Company’s stock or cash. The dilutive effect of outstanding stock options and restricted shares is reflected in diluted earnings per share by application of the treasury stock method. The computation of the diluted earnings per Class A ordinary share assumes the conversion of Class B ordinary shares to Class A ordinary shares, while diluted earnings per Class B ordinary share does not assume the conversion of such shares.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting rights. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted earnings per Class A ordinary share, the undistributed earnings are equal to net income for that computation.

For the purposes of calculating the Company’s basic and diluted earnings per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

Contingencies

The Company records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Company evaluates, on a quarterly basis, developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Company discloses the amount of the accrual if it is material.

When a loss contingency is not both probable and estimable, the Company does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Company discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessment of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involves complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Concentration of Risks

Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from related parties and loan receivables. As of December 31, 2017, the Company has RMB100.7 billion (US$15.5 billion) in cash and cash equivalents, restricted cash, and short-term investments, 95.95% and 4.05% of which are held by financial institutions in the PRC and international financial institutions outside of the PRC, respectively. The Company’s total cash and cash equivalents, restricted cash, and short-term investments held at Bank of China, China Construction Bank, China Merchants Bank, and Bank of Communications exceeded 10%, representing 25.26%, 18.83%, 12.56% and 10.50% of the Company’s total cash and cash equivalents, restricted cash, and short-term investments as of December 31, 2017, respectively.

PRC state-owned banks, such as Bank of China, are subject to a series of risk control regulatory standards, and PRC bank regulatory authorities are empowered to take over the operation and management when any of those banks faces a material credit crisis. The Company does not foresee substantial credit risk with respect to cash and cash equivalents, restricted cash and short-term investments held at the PRC state-owned banks. Meanwhile, China does not have an official deposit insurance program, nor does it have an agency similar to what was the Federal Deposit Insurance Corporation (FDIC) in the U.S. In the event of bankruptcy of one of the financial institutions in which the Company has deposits or investments, it may be unlikely to claim its deposits or investments back in full. The Company selected reputable international financial institutions with high rating rates to place its foreign currencies. The Company regularly monitors the rating of the international financial institutions to avoid any potential defaults. There has been no recent history of default in relation to these financial institutions.

Accounts receivable are typically unsecured and derived from revenue earned from customers and agents in China, which are exposed to credit risk. The risk is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances. The Company maintains reserves for estimated credit losses and these losses have generally been within its expectations. As of December 31, 2017 and 2016, the Company had no single customer with a receivable balance exceeding 10% of the total accounts receivable balance.

No customer or any Baidu Union member generated greater than 10% of total revenues in any of the years presented.

Amounts due from related parties are typically unsecured and repayable on demand. In evaluating the collectability of the amounts due from related parties balance, the Company considers many factors, including the related parties’ repayment history and their credit-worthiness. An allowance for doubtful accounts is made when collection of the full amount is no longer probable.

Business and economic risks

The Company participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows: changes in the overall demand for services and products; changes in business offerings; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; and risks associated with the Company’s ability to attract and retain employees necessary to support its growth.

The Company’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.

Currency convertibility risk

Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign currency exchange rate risk

The functional currency and the reporting currency of the Company are the US$ and the RMB, respectively. The Company’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents, short-term investments, long-term investments and notes payable denominated in the US$. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to the US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. On March 15, 2014, the People’s Bank of China announced the widening of the daily trading band for RMB against US$. The depreciation of the US$ against the RMB was approximately 6.29% in 2017. Most of the revenues and costs of the Company are denominated in RMB, while a portion of cash and cash equivalents, short-term financial assets, investments and notes payable are denominated in U.S. dollars. Any significant devaluation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position, and the value of, and any dividends payable on, the ADS in US$.

Derivative Instruments

ASC topic 815 (“ASC 815”), Derivatives and Hedging, requires all contracts which meet the definition of a derivative to be recognized on the balance sheet as either assets or liabilities and recorded at fair value. Changes in the fair value of derivative financial instruments are either recognized periodically in earnings or in other comprehensive income depending on the use of the derivative and whether it qualifies for hedge accounting. Changes in fair values of derivatives not qualified as hedges are reported in earnings. The estimated fair values of derivative instruments are determined at discrete points in time based on the relevant market information. These estimates are calculated with reference to the market rates using industry standard valuation techniques. The fair value of the derivative instruments held by the Company was insignificant for all years presented.

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-09 (“ASU 2014-09”), Revenue from Contracts with Customers. ASU 2014-09 supersedes the revenue recognition requirements in ASC 605, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 is originally effective for the annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. ASU 2015-14, Revenue from Contracts with Customers, defers the effective date of ASU 2014-09 by one year. As a result, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017 and interim periods therein. Early adoption is permitted to the original effective date. The Company will adopt the new standard effective January 1, 2018, using the modified retrospective method. The cumulative effect of initially applying the guidance will be recognized at the date of initial application is not expected to be material and prior periods will not be retrospectively adjusted. The Company has substantially completed the assessment and implementation work, and the main impact will be the reclassification of value-added tax from cost of revenues to net against revenues. If presented net of value-added tax, revenues for the year ended December 31, 2017 would have been approximately 5.6% lower than currently presented.

In January 2016, the FASB issued ASU No. 2016-01 (“ASU 2016-01”), Financial Instruments. ASU 2016-01 requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. An entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. ASU 2016-01 also simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment. When a qualitative assessment indicates that impairment exists, an entity is required to measure the investment at fair value. For public business entities, the amendments are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The Company will adopt the new standard effective January 1, 2018. The adoption of ASU 2016-01 will increase the volatility of the Company’s “Other income, net”, resulting from the remeasurement of equity investments. The cumulative effect of initially applying the guidance is RMB676 million (US$104 million) will be reclassed from “Accumulated other comprehensive income” to “Retained earnings” at the date of initially applying the guidance.

In February 2016, the FASB issued ASU No. 2016-02 (“ASU 2016-02”), Leases. ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. ASU 2016-02 is effective for public business entities for annual reporting periods and interim periods within those years beginning after December 15, 2018. The Company will adopt ASU 2016-02 in the first quarter of 2019. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.